Cash and cash equivalents - Additional information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 295	$ 315
Repayment of third party borrowings	238	245
Subsidiaries
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	1,422	1,644
Repayment of third party borrowings	$ 1,215	$ 1,442